Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 417,981	$ 59,770	¥ 456,152	¥ 117,426
Cost of revenues	(160,827)	(22,998)	(176,206)	(42,115)
Gross profit	257,154	36,772	279,946	75,311
Operating expenses:
Sales and marketing expenses	(122,020)	(17,449)	(131,027)	(60,389)
General and administrative expenses	(269,648)	(38,559)	(233,398)	(150,092)
Research and development expenses	(194,581)	(27,825)	(199,465)	(167,315)
Total operating expenses	(586,249)	(83,833)	(563,890)	(377,796)
Other operating income	12,383	1,771	29,869	6,233
Operating loss	(316,712)	(45,290)	(254,075)	(296,252)
Other (expenses) income
Interest and investment income	58,588	8,378	30,599	8,484
Interest expenses	(5,976)	(855)	(3,375)	(2,930)
Amortization of debt discounts	0	0	0	(12,023)
Foreign currency exchange gains (losses), net	1,174	168	(1,188)	394
Other non-operating income	2,810	402	4,670	1,966
Other non-operating expenses	(15,456)	(2,210)	(1,924)	(214)
Total other (expenses) income	41,140	5,883	28,782	(4,323)
Loss before income tax and loss from equity method investments	(275,572)	(39,407)	(225,293)	(300,575)
Income tax (expenses) benefits	4,409	630	(386)	(206)
Loss before loss from equity method investments	(271,163)	(38,777)	(225,679)	(300,781)
Loss from equity method investments	(5,248)	(750)	(4,353)	(1,560)
Net loss	(276,411)	(39,527)	(230,032)	(302,341)
Net loss attributable to non-controlling interests	434	62	256	641
Net loss attributable to EHang Holdings Limited's ordinary shareholders	¥ (275,977)	$ (39,465)	¥ (229,776)	¥ (301,700)
Net loss per ordinary share
Net loss per ordinary share, Basic | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)
Net loss per ordinary share, Diluted | (per share)	(1.88)	(0.27)	(1.71)	(2.48)
Net loss per ADS (2 ordinary shares equal to 1 ADS)
Net loss per ADS, Basic | (per share)	(1.88)	(0.27)	(1.71)	(2.48)
Net loss per ADS, Diluted | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)
Shares used in net loss per ordinary share computation (in thousands of shares)
Shares used in net loss per ordinary share computation , Basic	146,665	146,665	134,367	121,494
Shares used in net loss per ordinary share computation, Diluted	146,665	146,665	134,367	121,494
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	¥ (22,934)	$ (3,280)	¥ 10,460	¥ 69
Total other comprehensive income (loss), net of tax	(22,934)	(3,280)	10,460	69
Comprehensive loss	(299,345)	(42,807)	(219,572)	(302,272)
Comprehensive loss attributable to non-controlling interests	434	62	256	641
Comprehensive loss attributable to EHang Holdings Limited	¥ (298,911)	$ (42,745)	¥ (219,316)	¥ (301,631)
ADR [Member]
Net loss per ordinary share
Net loss per ordinary share, Basic | (per share)	¥ (3.76)	$ (0.54)	¥ (3.42)	¥ (4.96)
Net loss per ordinary share, Diluted | (per share)	(3.76)	(0.54)	(3.42)	(4.96)
Net loss per ADS (2 ordinary shares equal to 1 ADS)
Net loss per ADS, Basic | (per share)	(3.76)	(0.54)	(3.42)	(4.96)
Net loss per ADS, Diluted | (per share)	¥ (3.76)	$ (0.54)	¥ (3.42)	¥ (4.96)
Products [Member]
Revenues:
Revenues	¥ 405,037	$ 57,919	¥ 440,641	¥ 100,960
Cost of revenues	(157,958)	(22,588)	(171,035)	(34,304)
Services [Member]
Revenues:
Revenues	12,944	1,851	15,511	16,466
Cost of revenues	¥ (2,869)	$ (410)	¥ (5,171)	¥ (7,811)